PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment
Property and equipment, gross	¥ 6,274,908		¥ 5,921,463		$ 883,801
Less: accumulated depreciation	(4,088,763)		(3,788,469)		(575,889)
Property and equipment, net	2,186,145		2,132,994		307,912
Depreciation expense	760,023	$ 107,047	983,509	¥ 783,305
Electronic equipment
Property, Plant and Equipment
Property and equipment, gross	5,484,660		5,421,548		772,498
Office equipment and fixtures
Property, Plant and Equipment
Property and equipment, gross	11,207		15,376		1,578
Data center machinery and equipment
Property, Plant and Equipment
Property and equipment, gross	315,086		319,652		44,379
Building
Property, Plant and Equipment
Property and equipment, gross	128,793		161,428		18,140
Construction in progress
Property, Plant and Equipment
Property and equipment, gross	¥ 335,162		¥ 3,459		$ 47,206